Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	72,941
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 63,752	$ 1,959,107
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)			44,100
Shares Held By Subsidiaries, Value | $			$ 1,380,721
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)			23,352
Shares Held By Subsidiaries, Value | $			$ 381,709
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	5,489
Shares Held By Subsidiaries, Value	$ 196,677	$ 6,400	$ 196,677
ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	67,452	67,452
Shares Held By Subsidiaries, Value	$ 1,762,430	$ 57,352
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	6,849,208	222,884	7,768,270
Fair value [member] | ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value | $			4,696,675
Fair value [member] | J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value | $			2,486,975
Fair value [member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	515,454	16,774	$ 584,620
Fair value [member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 6,333,754	$ 206,110